Filed with the U.S. Securities and Exchange Commission on March 10, 2015

1933 Act Registration File No.   33-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	616	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	617	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 10, 2015 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 592 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 31, 2014, and pursuant to Rule 485(a)(2) would become effective on January 16, 2015.

Post-Effective Amendment No. 605 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 12, 2015 as the new date update which the Amendment would become effective.

Post-Effective Amendment No. 609 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 11, 2015 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 616 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 10, 2015 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 616 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 616 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California on March 10, 2015.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 616 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	March 10, 2015
Dorothy A. Berry

Wallace L. Cook*	Trustee	March 10, 2015
Wallace L. Cook

Eric W. Falkeis*	Trustee	March 10, 2015
Eric W. Falkeis

Carl A. Froebel*	Trustee	March 10, 2015
Carl A. Froebel

Steven J. Paggioli*	Trustee	March 10, 2015
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	March 10, 2015
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	March 10, 2015
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		March 10, 2015
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney